S000001585 [Member] Expense Example - Equity Income Fund	Oct. 31, 2025 USD ($)
Class M
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 79
Expense Example, with Redemption, 3 Years	283
Expense Example, with Redemption, 5 Years	504
Expense Example, with Redemption, 10 Years	1,139
Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	68
Expense Example, with Redemption, 3 Years	230
Expense Example, with Redemption, 5 Years	405
Expense Example, with Redemption, 10 Years	912
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	683
Expense Example, with Redemption, 3 Years	925
Expense Example, with Redemption, 5 Years	1,185
Expense Example, with Redemption, 10 Years	1,929
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	190
Expense Example, with Redemption, 3 Years	602
Expense Example, with Redemption, 5 Years	1,041
Expense Example, with Redemption, 10 Years	2,259
Class S
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	85
Expense Example, with Redemption, 3 Years	289
Expense Example, with Redemption, 5 Years	509
Expense Example, with Redemption, 10 Years	1,145
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	243
Expense Example, with Redemption, 5 Years	430
Expense Example, with Redemption, 10 Years	$ 970